Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Earnings per share

Detail of earnings per share

	For the year ended December 31,
	2016	2017	2018
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(67,255)	(99,368)	(78,693)

Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	35,274,890	35,690,636	40,774,197

Basic / Diluted net income (loss) per share ($ / share)
Basic net income (loss) per share ($ /share)	(1.91)	(2.78)	(1.93)
Diluted net income (loss) per share ($ /share)	(1.91)	(2.78)	(1.93)